Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 0.6	$ 0.0	$ 0.7	$ 0.1